Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	Basic and diluted earnings per share is calculated as follows
	For the years ended September 30,
	2024	2023	2022
Numerator:
Net income (loss) attributable to Global Mofy AI Limited	$12,137,352	$6,551,838	$(267,222)
Denominator:
Denominator for basic earnings per share:
Weighted average Class A ordinary shares outstanding
—basic and diluted	1,798,850	1,668,083	1,562,766
Earnings (loss) per Class A ordinary share – basic and diluted	$6.37	$3.93	$(0.17)

Weighted average Class B ordinary shares outstanding
—basic and diluted	106,605	-	-
Earnings per Class B ordinary share – basic and diluted	$6.37	$-	$-